CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Q2) - USD ($)		Jun. 30, 2018	Dec. 31, 2017
Current Assets:
Cash		$ 51,659	$ 362,581
Prepaid expenses and other current assets		110,694	13,560
Total Current Assets		162,353	376,141
Cash and held-to-maturity securities held in Trust Account		176,418,186	175,883,186
Total Assets		176,580,539	176,259,327
Current Liabilities:
Accrued expenses		747,805	480,538
Income taxes payable		180,352	436,721
Advances from related party		275,000	0
Promissory note - related party		115,000	0
Total Current Liabilities		1,318,157	917,259
Deferred underwriting fees		9,190,000	9,190,000
Deferred legal fees payable		25,000	25,000
Total Liabilities		10,533,157	10,132,259
Long term liabilities:
Commitments and contingencies
Common stock subject to possible redemption, $0.0001 par value; 16,104,738 and 16,112,706 shares (at redemption value of approximately $10.00 per share as of June 30, 2018 and December 31, 2017, respectively)		161,047,380	161,127,060
Stockholders' Equity:
Preferred stock, $0.0001 par value; 5,000,000 authorized, none issued and outstanding		0	0
Common stock		779	778
Additional paid-in capital		5,268,064	5,188,385
Accumulated deficit		(268,841)	(189,155)
Total Stockholders' Equity		5,000,002	5,000,008
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		176,580,539	176,259,327
Intermex Holdings, Inc. and Subsidiaries [Member]
Current Assets:
Cash		61,335,968	59,155,618
Accounts receivable, net of allowance of $456,985 and $307,562, respectively		55,803,921	51,374,377
Prepaid wires		14,226,586	7,675,491
Prepaid expenses and other current assets		1,725,205	900,386
Total Current Assets		133,091,680	119,105,872
Property and equipment, net		9,245,656	8,490,794
Goodwill		36,259,666	36,259,666
Intangible assets, net		42,503,932	48,741,032
Deferred tax asset, net		2,779,388	1,748,854
Other assets		900,962	1,706,693
Total Assets		224,781,284	216,052,911
Current Liabilities:
Current portion of long-term debt, net	[1]	4,078,627	3,913,436	[2]
Accounts payable		10,862,718	8,919,796
Wire transfers and money orders payable		49,879,419	48,276,649
Accrued and other		16,656,126	11,514,449
Total Current Liabilities		81,476,890	72,624,330
Long term liabilities:
Debt, net		105,400,196	107,526,462
Total long term liabilities		105,400,196	107,526,462
Commitments and contingencies
Stockholders' Equity:
Common stock		0	0
Additional paid-in capital		46,790,540	46,077,943
Accumulated deficit		(8,868,870)	(10,173,453)
Accumulated other comprehensive loss		(17,472)	(2,371)
Total Stockholders' Equity		37,904,198	35,902,119
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		$ 224,781,284	$ 216,052,911

[1]	Current portion of long term debt is net of debt origination costs of $771,373 at June 30, 2018 and $936,564 at December 31, 2017.
[2]	Current portion of long term debt is net of debt issuance costs of $936,564 at December 31, 2017 of the Successor period and $462,691 at December 31, 2016 of the Predecessor period.